Share Purchase Warrants and Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share Purchase Warrants and Stock Options (Tables) [Line Items]
Schedule of share purchase warrants
	Number of warrants	Weighted average exercise price	Intrinsic value
Balance at December 31, 2020	-	$-	$-
Assumed in merger transaction	1,722,161	0.22
Issued	-	-
Exercised	(1,719,281)	0.37
Expired	-	-
Balance at September 30, 2021	2,880	$68.79	$-

Schedule of share purchase warrants outstanding
Number of warrants	Exercise price	Issuance Date	Expiry date	Remaining life
380	324.00	10/10/2018	10/10/2021	0.03
2,500	30.00	11/21/2019	11/21/2022	1.14
2,880

Schedule of activity of stock options
	Number of stock options	Weighted average exercise price	Intrinsic value
Balance at December 31, 2020	-	$-	$-
Assumed in merger transaction	966,330	0.62
Issued	9,648,021	0.25
Exercised	-	-
Expired	-	-
Balance at September 30, 2021	10,614,351	$0.29	$2,892,577

Schedule of stock options outstanding
Number of stock options	Exercise price	Issuance Date	Expiry date	Remaining Life
5,000	9.00	11/25/2019	11/25/2021	0.15
323,763	0.58	2/23/2021	2/23/2026	4.40
482,393	0.58	2/23/2021	2/23/2026	4.40
77,587	0.58	2/23/2021	2/23/2026	4.40
77,587	0.58	2/23/2021	2/23/2026	4.40
3,318,584	0.25	6/16/2021	6/16/2026	4.70
100,603	0.25	8/11/2021	8/11/2026	4.87
6,228,834	0.25	8/18/2021	8/18/2026	4.88
10,614,351

Spectrum Global Solutions, Inc. [Member]
Share Purchase Warrants and Stock Options (Tables) [Line Items]
Schedule of share purchase warrants
	Number of warrants	Weighted average exercise price
Balance at December 31, 2019	14,075	$331.46
Issued	2,389,104	78.46
Expired	(1,293)	736.64
Balance at December 31, 2020	2,401,886	$79.59

Schedule of share purchase warrants outstanding
Number of warrants		Exercise price	Issuance date	Expiry date	Remaining life
527,476	*	360.00	2/14/2018	2/13/2021	0.12
417		480.00	2/21/2018	2/21/2021	0.14
1,667		300.00	5/17/2018	5/17/2021	0.38
380		324.00	10/10/2018	10/10/2021	0.78
2,500		30.00	11/21/2019	11/21/2022	1.89
9,723		9.00	2/7/2020	2/7/2023	2.10
9,723		9.00	2/7/2020	2/7/2023	2.10
200,000		0.18	7/14/2020	7/1/2021	0.50
1,650,000		0.10	10/5/2020	10/5/2023	2.76
2,401,886

*	This warrant is convertible into 4% of the number of common shares of the Company outstanding. At December 31, 2020, it is 4% of the 13,186,880 shares outstanding as of that date.

Schedule of activity of stock options
	Number of stock options	Weighted average exercise price
Balance at December 31, 2019	5,000	$9.00
Issued	-	-
Expired	-	-
Balance at December 31, 2020	5,000	$9.00

Schedule of stock options outstanding
Number of stock options	Exercise price	Issuance Date	Expiry date
5,000	9.00	11/25/2019	11/25/2021